New York Life Insurance and Annuity Corporation
NYLIAC Variable Universal Life 2000
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
A flexible premium variable universal life insurance contract offered to individuals under NYLIAC Variable Universal Life Separate Account-I
This summary prospectus summarizes significant changes to the NYLIAC Variable Universal Life 2000 policy, an individual, flexible premium variable universal life insurance policy issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), since May 1, 2025, the effective date of last year’s update to the prospectus for this policy. The prospectus contains more information about the policy, including its features, benefits and risks. You can find the current prospectus and other information about the policy online at https://dfinview.com/NewYorkLife/TAHD/vul2000, or (also at no cost) by calling us at 1-800-598-2019 or by sending an email request to VUL2000Prospectus@newyorklife.com or through the New York Life Insurance Company Mobile Application (“mobile application”), available for download on the Apple App Store and Google Play Store.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available online at Investor.gov.
The NYLIAC Variable Universal Life 2000 policy insures one person and pays a benefit upon that person’s death. Policies have risks including risk of loss of the amount invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.
There are two series of policies. Series 1 policies were offered for sale prior to May 10, 2002. Series 2 policies were offered for sale commencing in states where approved on May 10, 2002. The policies (both Series 1 and Series 2) are no longer offered for sale. However, we will still accept additional premiums under existing policies. Unless otherwise indicated, all information in this prospectus applies to both Series of policies. The words “we,” “our” or “us” refer to NYLIAC and the words “you” or “your” refer to the policyowner.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.
Please use one of the following addresses for service requests:
Regular Mail	Express Mail
NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
or call our toll-free number: 1-800-598-2019
For submitting death claim forms only, you may also use:
Regular Mail
New York Life P.O. Box 130539 Dallas, TX 75313-0539

Premium payments and loan repayments should be sent to us at:
Regular Mail	Express Mail
NYLIAC 75 Remittance Drive, Suite 3021 Chicago, IL 60675-3021	NYLIAC 5450 N. Cumberland Avenue, Suite 100 Chicago, IL 60656-1422

i

Definitions

The references in the definitions below, for more information, are to sections of the full statutory prospectus.
More detailed information concerning certain terms defined below is provided in “Definitions” in the full statutory prospectus.
Cash Surrender Value: The Cash Value, less any surrender charges that may apply, and less any outstanding loans and accrued loan interest. This is the amount we will pay you if you surrender your policy. See “Surrenders” for more information.
Cash Value: The total value of your policy’s accumulation units in the Separate Account Value, plus any amount in the Fixed Account and DCA Plus Account.
Cost of Insurance Charge: A charge that is deducted from your policy's Cash Value on each Monthly Deduction Day for the cost of providing a Life Insurance Benefit to you. The initial rate of the monthly Cost of Insurance Charge is based upon our underwriting of your policy. Your Cost of Insurance Charge may vary from month to month depending on cost of insurance rates and the Net Amount at Risk. For more information, please see "Charges Associated with the Policy—Cost of Insurance Charge".
Dollar-Cost Averaging Plus (“DCA Plus”) Account: The 12-month dollar-cost averaging account used specifically for the DCA Plus Program.
Eligible Portfolios (“Portfolios”): The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.
Face Amount: The base face amount, plus the face amount of any term insurance on other covered insured riders in effect, plus or minus any changes made to the face amount of any riders. The base face amount is the initial face amount shown on your Policy Data Page, plus or minus any changes made to the initial face amount.
Fixed Account: An account we credit with a fixed interest rate that we declare periodically in advance, in our sole discretion. This rate can change, but will never be less than the Guaranteed Minimum Interest Rate. The Fixed Account is supported by assets in NYLIAC’s General Account. The amount in the Fixed Account earns interest which accrues and is credited on a daily basis.
Flat Extra: An additional charge that may be assessed and added to the monthly cost of insurance charge to cover an additional risk on the Insured.
General Account: An account representing all of NYLIAC’s assets, liabilities, capital and surplus, income, gains, or losses that are not included in the Separate Account or any other separate account. These assets are subject to the claims of our general creditors. We allocate any Net Premium payments you make during the free look period to this account.
Investment Division: A division of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.
Investment Options: Policy investment options that consist of the Investment Divisions, the Fixed Account, and the DCA Plus Account.
Life Insurance Benefit: The benefit calculated under the Life Insurance Benefit Option you have chosen.
Monthly Deduction Day: The date that we deduct your monthly contract charge, cost of insurance charge, any rider charges, the Mortality and Expense Risk charge (for Series 2 only), and the Separate Account administrative charge (for Series 1 and Series 2). The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. However, if we have not received your initial premium payment as of the Issue Date, the first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the date we receive the initial premium payment in Good Order. If a Monthly Deduction Day falls on a day that is not a Business Day, the Monthly Deduction Charges will be deducted on the following Business Day.
Mortality and Expense Risk: The risk that the group of lives we have insured under our policies will not live as long as we expect (mortality risk); and the risk that the cost of issuing and administering the policies will be greater than we have estimated (expense risk).

Net Amount at Risk: The difference between (i) the Life Insurance Benefit divided by 1.00327, and (ii) the policy’s Cash Value. See "Deductions from Cash Value—Charge for Cost of Insurance Protection” for more information.
Net Cash Value: The Cash Value, less any unpaid loans and accrued interest, and less the smaller of (a) any surrender charges that may apply at time of lapse or (b) the sum of any partial withdrawals, unpaid loans and accrued interest.
Net Premium: The balance of a premium payment after applicable sales expense, state premium tax, and federal tax charges have been deducted.
NYLIAC: New York Life Insurance and Annuity Corporation.
Policy or VUL 2000 Policy: Your NYLIAC Variable Universal Life 2000 policy.
Policy Data Page: Page 2 of your policy. The Policy Data Page contains your policy's specifications.
Policy Date: The date we use as the starting point for determining Policy Years and Monthly Deduction Days. Your Policy Date will be the same as your Issue Date, unless you request otherwise. You can find your Policy Date on the Policy Data Page.
Policy Proceeds: The benefit we will pay to your beneficiary when we receive proof that the insured died while the policy is in effect. It is equal to the Life Insurance Benefit, plus any additional benefits under any riders you have chosen, minus any outstanding loans (including any accrued loan interest).
Policy Year: The twelve-month period starting on the Policy Date, and each twelve-month period thereafter.
Separate Account: NYLIAC Variable Universal Life Separate Account-I, a segregated asset account NYLIAC established to receive and invest Net Premiums that are allocated to the Investment Divisions. The Separate Account is divided into subaccounts that correspond to the Investment Divisions.
Separate Account Value: An amount equal to the Cash Value allocated to the Separate Account.
Series 1: A policy that NYLIAC offered for sale prior to May 10, 2002. This policy is no longer offered for sale.
Series 2: A policy that NYLIAC began accepting applications and premium payments beginning May 10, 2002. This policy is no longer offered for sale.
VPSC: The Variable Products Service Center. You may contact the VPSC toll-free by calling 1-800-598-2019, or by sending correspondence to the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). See “Management and Organization—How to Reach Us for Policy Services” for more information.
Updated Information About Your Policy

The information in this updating summary prospectus is a summary of certain policy features that have changed since the full or statutory prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you purchased your policy.
Eligible Portfolios:

The following have been added as Eligible Portfolios under the Policy:
●
American Funds IS® Growth-Income—Class 2
●
Columbia Variable Portfolio Small Company Growth—Class 1
●
Fidelity® VIP International Capital Appreciation—Initial Class
●
Franklin Gold and Precious Metals VIP Fund—Class 1
●
Goldman Sachs VIT International Equity Insights Fund—Institutional Class
●
Lord Abbett Series Fund, Inc.—Short Duration Income Portfolio—Class I
●
Voya Intermediate Bond Portfolio—Class I

The names of the following Eligible Portfolio under the Policy have changed:
●
For all NYLI VP Portfolios, all references to “NYLI” in the Portfolio names were deleted and replaced with “NYLIM”
●
NYLI VP American Century Sustainable Equity—Initial Class has been changed to NYLIM VP American Century Large Cap Equity—Initial Class
●
American Funds® IS Global Small Capitalization Fund—Class 2 has been changed to American Funds® IS SMALLCAP World Fund®—Class 2
●
MFS® International Intrinsic Value Portfolio—Initial Class has been changed to MFS® International Intrinsic Equity Portfolio—Initial Class
The following Eligible Portfolio under the Policy has closed:
●
Western Asset Core Plus VIT Portfolio—Class I has been closed to new investments. Premiums or transfers will only be accepted into this Portfolio from policyowners already invested in this Portfolio. Policyowners who remove all Cash Value allocations from this Portfolio will not be permitted to reinvest in this Portfolio.
The following Eligible Portfolios have Reorganized:
●
Macquarie VIP Portfolios:
●
Macquarie VIP Emerging Markets Series—Standard Class has been changed to Nomura VIP Emerging Markets Series—Standard Class
●
Macquarie VIP Small Cap Value Series—Standard Class has been changed to Nomura VIP Small Cap Value Series—Standard Class
●
Delaware Management Company, a series of Macquarie Investment Management Business
Trust, the adviser to the Portfolios listed above, has been replaced with Delaware Management Company, a series of Nomura Investment Management Business Trust
●
Macquarie Investment Management Global Limited, has been removed as the subadviser to the Portfolios listed above
●
ClearBridge Variable Portfolio:
●
ClearBridge Variable Appreciation Portfolio—Class I has been changed to LVIP ClearBridge Appreciation Fund—Standard Class
●
Franklin Templeton Fund Adviser, LLC, the adviser to the Portfolio listed above has been replaced with Lincoln Financial Investments Corporation

Important Information You Should Consider About the policy

FEES AND EXPENSES
Please refer to your Policy Specifications Page for information about the guaranteed maximum fees you will pay each year based on the options you have selected.
Charges for Early Withdrawals
For Series 1 policies, if you fully surrender or withdraw money from your policy within a maximum of 15 years following your purchase of the policy (or following a Face
Amount Increase), you may be assessed a maximum surrender charge equal to the lesser of (a) or (b) where (a) equals 50% of your total premiums paid under the policy and (b) equals a percentage of the Surrender Charge Premium applicable to the
Policy Year.
For Series 2 policies, if you fully surrender or withdraw money from your policy within a maximum of 15 years following your purchase of the policy (or following a Face
Amount Increase), you may be assessed a maximum surrender charge equal to the lesser of (a) or (b) where (a) equals 50% of total premium payments paid under the policy less the cumulative monthly contract charge incurred for the first 3 Policy Years and (b) equals a percentage of the Surrender Charge Premium applicable to the
Policy Year.
For example, for Series 1 policies if you were to withdraw $100,000 during the first 15 years after your policy purchase (and your total premiums paid were $100,000), then you could be assessed a charge of up to $50,000 on the amount withdrawn. For
Series 2 policies, if you were to withdraw $100,000 during the first 15 years after your policy purchase (and your total premiums paid were $100,000), then you could be assessed a charge on the amount withdrawn of up to $50,000 minus the cumulative monthly contract charge incurred for the first 3 Policy Years.
For more detailed information, see the Prospectus,Table of Fees and Expenses;
Charges Associated with the Policy.

Transaction Charges
In addition to surrender charges, you may be charged for other transactions. These include sales expense charges and tax charges (deducted from each premium payment), partial withdrawal charges, and charges if you exercise the Insurance
Exchange Rider or the Living Benefits Rider.
We also reserve the right to impose transfer charges (when you transfer Cash Value between Investment Options), and a returned payment (bad check) fee, but we currently do not impose these charges.
For more detailed information, see the Prospectus,Table of Fees and Expenses;
Charges Associated with the Policy – Deductions From Premium Payments; Charges
Associated with the Policy – Transaction Charges.

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses. Some of these charges, such as the monthly Cost of Insurance Charge, Flat Extra charges, and certain rider charges
(for optional benefits), are set based on individual characteristics of the insured (e.g., age, sex, and rating classification). Other ongoing charges include the monthly contract charge (whose calculation differs by series), the Mortality and Expense
Risk charge, the Separate Account Administrative charge, loan interest, and certain rider charges. Please refer to your Policy Data Page for rates and the specific fees applicable to your policy.
Investors will also bear expenses associated with the Eligible Portfolios , as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2025 and which may change from year to year.

FEES AND EXPENSES
Portfolios’ Annual Operating Expenses (expenses that are deducted from Portfolio assets)
Annual Fee	Minimum	Maximum
Investment Options (Eligible Portfolio fees and expenses)	0.12%	1.31%

For more detailed information, see the Prospectus,Table of Fees and Expenses;
Charges Associated with the Policy; and Appendix: Eligible Portfolios Available Under
the Policy for our list of available Eligible Portfolios, the current expenses for these
Portfolios, and the Average Annual Total Returns.

Risks

Risk of Loss
You can lose money by investing in this policy, including loss of your premiums
(principal).
For more detailed information, see the Prospectus,Summary of Principal Risks of
Investing in the Policy; Management and Organization – About the Separate Account.

Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
The policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle.
Additionally, the policy may limit your ability to withdraw a portion of the Cash Value through partial withdrawals or loans.
For more detailed information, see the Prospectus,Summary of Principal Risks of
Investing in the Policy.

Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance of the Eligible Portfolios you choose, and the value of an investment can vary depending on the performance of the Eligible Portfolios.
•Each investment option (the Eligible Portfolios and the Fixed Account) has its own
unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others.
•A discussion of the risks of allocating your premiums or Cash Value to one or more
Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/TAHD/vul2000. You should review the prospectuses for the Eligible Portfolios before making an investment decision.
For more detailed information, see the Prospectus,Summary of Principal Risks of
Investing in the Policy; Management and Organization – About the Separate Account.

Insurance Company Risks
An investment in the policy is subject to the risks related to New York Life Insurance and Annuity Corporation (NYLIAC), including:
•Any obligations (including the Fixed Account and the DCA Plus Account), guarantees, and benefits of the policy are subject to the claims-paying ability and financial strength of NYLIAC.
•There are risks relating to NYLIAC’s administration of the policy, including cybersecurity and infectious disease outbreak risks.
•If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC, including its financial strength ratings, is available upon request from NYLIAC at 1-800-598-2019.
For more detailed information, see the Prospectus,Management and Organization;
Financial Statements; Summary of Principal Risks of Investing in the Policy –
Insurance Company Risks; Risks Affecting our Administration of Your Policy.

Contract Lapse
Your policy can lapse even if you pay all of the planned premiums on time. When a policy lapses, it has no value, and no benefits are paid upon the death of the insured.
You may also lose the principal invested. A policy can lapse if the Net Cash Value is insufficient to pay the monthly deductions and other charges. This can happen due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, and policy charges (including increases in those charges). The larger a policy loan becomes relative to the policy’s Net Cash Value, the greater the risk that the policy’s Net Cash Value will not be sufficient to support the policy’s charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. A policy lapse may have tax consequences.
A policy that has a Net Cash Value just sufficient to cover monthly deductions and other charges, or that is otherwise minimally funded, is less likely to maintain its Net
Cash Value due to market fluctuation and other performance related risks. To continue to keep your policy in force when the no-lapse guarantee period ends, premium payments significantly higher than the premium necessary to maintain the no-lapse guarantee benefit may be required.
If the policy lapses, there are costs and premium requirements associated with reinstatement of the policy.
For more detailed information, see the Prospectus,Summary of Principal Risks of
Investing in the Policy; Termination and Reinstatement; Premiums - Risk of Minimally
Funded Policies.

Restrictions

Investment Options
•You can select a maximum of 21 investment options among the available
Investment Divisions that invest in the Eligible Portfolios, the Fixed Account and/or the DCA Plus Account.
•The minimum amount that you can transfer is $500. The maximum amount that you can transfer out of the Fixed Account in any Policy Year is the greater of (a) 20% of the amount in the Fixed Account at the beginning of the Policy Year, or (b) $5,000.
•NYLIAC reserves the right to remove or substitute any Eligible Portfolios (portfolio companies) as Investment Options that are available under the policy.
•We set limits on the number of electronic or telephonic transfer requests that can be made in any period. If these limits are exceeded, any subsequent transfer request must be made by U.S., mail overnight courier.
•In addition, we may limit your ability to make transfers involving the Investment
Divisions if a transfer may disadvantage or potentially harm or hurt the rights of other policyowners in order to prevent market timing. We will also reject, reverse, or modify a transfer request if for any reason any of the Eligible Portfolios do not accept the purchase of its shares.
For more detailed information, see the Prospectus,Description of the Policy -
Investment Divisions, the Fixed Account and the DCA Plus Account; Description of
the Policy - Transfers Among Investment Divisions, the Fixed Account and the DCA
Plus Account; Description of the Policy - Limits on Transfers; and Appendix: Eligible
Portfolios Available under the Policy for our list of available Eligible Portfolios.

Optional Benefits:
•We may modify or discontinue offering an optional benefit at any time.
•There are limitations on the benefit amounts associated with some optional benefits.
•Activation of certain benefits may affect the Face Amount, life insurance proceeds or other rights under the policy.
•Some optional benefits have Policy Year limitations and/or age requirements.
•Some optional benefits may have tax implications.
•Some optional benefits are only available on Non-Qualified policies.
•Some optional benefits may not be used together.
•Your choice of Investment Options may be limited if you elect certain benefits or riders.
•We may change these restrictions in the future.
For more detailed information, see the Prospectus, Description of the
Policy—Additional Benefits Through Riders and Options.

Taxes

Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.
•If you purchase the policy through a tax-qualified plan, you do not get any additional tax benefit.
•Earnings on your policy (if any) are taxed when you withdraw them (or if a policy loan is not repaid), at ordinary income tax rates, and may be subject to a tax penalty before age 59 ½.
For more detailed information, see the Prospectus,Summary of Principal Risks of
Investing in the Policy–Tax Risks; Federal Income Tax Considerations.

Conflicts of Interest

Investment Professional Compensation
Your investment professional may receive compensation for selling this policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs, and because NYLIAC may share the revenue it earns on this policy with the professional’s firm. (Your investment professional may be your registered representative, broker, investment adviser, insurance agent, or someone else). For these reasons, these investment professionals may have a financial incentive to recommend this policy over another policy or investment.
For more detailed information, see the Prospectus,Charges Associated with the
Policy—Commissions Paid to Dealers; Distribution and Compensation Arrangements.

Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of the one you own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing policy.
For more detailed information, see the Prospectus,Tax-Free “Section 1035” Insurance
Policy Exchanges.

Appendix: Eligible Portfolios Available Under the Policy
The Eligible Portfolios
The following is a list of the Eligible Portfolios currently available under the policy. Before you invest, you should review the prospectuses for the Eligible Portfolios. These prospectuses contain more information about the Eligible Portfolios and their risks and may be amended from time to time. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/vul2000. You can also request this information at no cost by calling 1-800-598-2019 or sending an email request to VUL2000Prospectus@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity)—Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) Subadviser: American Century Investment Management, Inc.	0.68%	11.34%	13.96%	11.86%
Asset Allocation	NYLIM VP Balanced—Initial Class Adviser: New York Life Investments Subadvisers: NYL Investors LLC (“NYLI”) and Wellington Management LLP (“Wellington”)	0.72%	11.44%	7.41%	7.30%
Investment Grade Bond	NYLIM VP Bond—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.55%	6.83%	(0.63) %	1.96%
International/Global Equity	NYLIM VP Candriam Emerging Markets Equity—Initial Class** Adviser: New York Life Investments Subadviser: Candriam	1.20%	35.88%	2.77%	7.65%
Sector	NYLIM VP CBRE Global Infrastructure—Initial Class Adviser: New York Life Investments Subadviser: CBRE Investment Management Listed Real Assets LLC	0.95%*	15.60%	7.06%	2.64%
-9

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	NYLIM VP Conservative Allocation—Initial Class Adviser: New York Life Investments	0.55%	9.56%	3.93%	5.40%
Large Cap Equity	NYLIM VP Dimensional U.S. Equity—Initial Class Adviser: New York Life Investments Subadviser: Dimensional Fund Advisors LP	0.54%	13.75%	12.39%	12.68%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield—Initial Class Adviser: New York Life Investments Subadviser: Epoch Investment Partners, Inc. ("Epoch")	0.68%*	14.24%	12.02%	9.96%
Asset Allocation	NYLIM VP Equity Allocation—Initial Class Adviser: New York Life Investments	0.69%	13.98%	8.17%	9.34%
Sector	NYLIM VP Fidelity Institutional AM® Utilities—Initial Class Adviser: New York Life Investments Subadviser: FIAM LLC	0.68%	13.79%	12.34%	10.97%
Non-Investment Grade Bond	NYLIM VP Floating Rate—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.64%	5.13%	5.43%	5.01%
Asset Allocation	NYLIM VP Growth Allocation—Initial Class Adviser: New York Life Investments	0.64%	12.52%	7.33%	8.32%
Alternatives	NYLIM VP Hedge Multi-Strategy—Initial Class Adviser: New York Life Investments	1.01%*	8.05%	2.92%	2.07%
Asset Allocation	NYLIM VP Income Builder—Initial Class Adviser: New York Life Investments Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.63%*	16.99%	6.56%	7.40%
-10

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	NYLIM VP Janus Henderson Balanced—Initial Class Adviser: New York Life Investments Subadviser: Janus Henderson Investors US LLC (“Janus”)	0.58%	15.05%	8.58%	10.19%
Non-Investment Grade Bond	NYLIM VP MacKay Convertible—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.59%	16.40%	5.60%	10.38%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.59%*	6.87%	4.44%	6.14%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.65%	8.87%	3.98%	4.40%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.57%	8.44%	0.10%	1.38%
Large Cap Equity	NYLIM VP MFS® Investors Trust—Initial Class Adviser: New York Life Investments Subadviser: Massachusetts Financial Services Company (“MFS”)	0.75%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research—Initial Class Adviser: New York Life Investments Subadviser: MFS	0.76%	N/A	N/A	N/A
Asset Allocation	NYLIM VP Moderate Allocation—Initial Class Adviser: New York Life Investments	0.58%	11.30%	5.62%	6.88%
-11

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Sector	NYLIM VP Natural Resources—Initial Class Adviser: New York Life Investments Subadviser: Newton Investment Management North America, LLC (“NIMNA”)	0.85%	15.20%	17.27%	10.88%
Sector	NYLIM VP Newton Technology Growth—Initial Class Adviser: New York Life Investments Subadviser: NIMNA	0.78%*	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return—Initial Class Adviser: New York Life Investments Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.09%*	8.16%	1.36%	3.29%
International/Global Equity	NYLIM VP PineStone International Equity—Initial Class Adviser: New York Life Investments Subadviser: PineStone Asset Management Inc.	0.86%	12.29%	0.20%	5.44%
Large Cap Equity	NYLIM VP S&P 500 Index—Initial Class Adviser: New York Life Investments	0.12%*	17.72%	14.28%	14.63%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities—Initial Class Adviser: New York Life Investments Subadviser: Schroder Investment Management North America	0.83%*	7.27%	5.05%	7.39%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth—Initial Class Adviser: New York Life Investments Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	0.86%	4.89%	1.64%	8.95%
-12

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Money Market	NYLIM VP U.S. Government Money Market—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.28%*	4.05%	3.02%	1.89%
Large Cap Equity	NYLIM VP Wellington Growth—Initial Class** Adviser: New York Life Investments Subadviser: Wellington	0.73%	17.06%	10.37%	13.45%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap—Initial Class Adviser: New York Life Investments Subadviser: Wellington	0.75%*	9.53%	5.93%	7.41%
Large Cap Equity	NYLIM VP Winslow Large Cap Growth—Initial Class Adviser: New York Life Investments Subadviser: Winslow Capital Management, Inc.	0.75%	14.35%	12.69%	16.14%
Small/Mid Cap Equity	AB VPS Discovery Value Portfolio—Class A Adviser: AllianceBernstein L.P. (“AB”)	0.82%	2.89%	8.75%	8.55%
Large Cap Value	AB VPS Relative Value Portfolio—Class A Adviser: AB	0.60%*	10.47%	11.42%	10.57%
Asset Allocation	American Funds® IS Asset Allocation Fund—Class 2 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.54%	15.85%	8.97%	9.77%
Investment Grade Bond	American Funds® IS The Bond Fund of America®—Class 2 Adviser: CRMC	0.47%*	7.26%	(0.14)%	2.36%
Investment Grade Bond	American Funds® IS Capital World Bond Fund®—Class 2 Adviser: CRMC	0.73%	9.39%	(2.50)%	1.23%
-13

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Equity	American Funds® IS Growth Fund—Class 2 Adviser: CRMC	0.58%	20.24%	13.37%	17.97%
Large Cap Equity	American Funds® IS Growth-Income Fund—Class 2 Adviser: CRMC	0.53%	18.06%	13.90%	13.92%
Sector	American Funds® IS New World Fund®—Class 2 Adviser: CRMC	0.82%*	28.29%	5.33%	9.25%
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund)—Class 2 Adviser: CRMC	0.90%*	14.64%	0.49%	7.23%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund®—Class 2 Adviser: CRMC	0.50%*	7.75%	(0.23)%	1.70%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund—Class 2 Adviser: CRMC	0.50%*	17.21%	13.89%	12.36%
Asset Allocation	BlackRock® Global Allocation V.I. Fund—Class I Adviser: BlackRock Advisors, LLC (“BlackRock”) Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.76%*	19.80%	5.79%	7.59%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund—Class I Adviser: BlackRock Subadviser: BlackRock International Limited	0.54%*	9.19%	4.79%	6.31%
-14

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. Subadviser: Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
Sector	Columbia Variable Portfolio—Commodity Strategy Fund—Class 1** Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) Subadviser: Threadneedle International Limited	0.75%*	15.48%	12.76%	6.75%
Non-Investment Grade Bond	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1 Adviser: Columbia	0.75%*	12.78%	1.70%	4.28%
Investment Grade Bond	Columbia Variable Portfolio— Intermediate Bond Fund—Class 1 Adviser: Columbia	0.52%	9.06%	(0.43)%	2.77%
Investment Grade Bond	Columbia Variable Portfolio—Small Company Growth Fund—Class 1 Adviser: Columbia	0.87%*	21.69%	3.59%	15.19%
Alternatives	DWS Alternative Asset Allocation VIP—Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) Subadviser: RREEF America LLC	0.93%	10.50%	5.29%	4.89%
Small/Mid Cap Equity	DWS Small Cap Index VIP—Class A Adviser: DIMA Subadviser: Northern Trust Investments, Inc.	0.37%*	12.64%	5.84%	9.33%
Small/Mid Cap Equity	DWS Small Mid Cap Value VIP—Class A Adviser: DIMA	0.80%*	18.21%	9.66%	7.57%
-15

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio—Initial Class Adviser: Fidelity Management & Research Company (“FMR”) Subadvisers: Other investment advisers	0.14%	6.98%	(0.57)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.54%	21.52%	15.37%	15.78%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.87%	41.20%	5.88%	10.93%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.46%	19.02%	12.51%	11.60%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio—Initial Class Adviser: FMR Subadviser: Geode Capital Management, LLC (“Geode”)	0.12%	12.32%	8.02%	N/A
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class Adviser: FMR	0.44%	13.33%	4.84%	7.38%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class Adviser: FMR	0.49%	15.52%	6.25%	8.88%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class Adviser: FMR	0.57%	18.79%	9.01%	10.87%
-16

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.56%	22.02%	11.31%	19.94%
Sector	Fidelity® VIP Health Care Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.59%	14.39%	4.18%	8.75%
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio—Initial Class Adviser: FMR Subadviser: FIL Investment Advisors	0.78%	18.69%	6.26%	9.81%
International/Global Equity	Fidelity® VIP International Index Portfolio—Initial Class Adviser: FMR Subadviser: Geode	0.16%	33.15%	8.02%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.37%	7.22%	0.06%	2.71%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.55%	11.75%	10.10%	10.59%
Sector	Franklin Gold and Precious Metals VIP Fund—Class 1 Adviser: Franklin Advisers, Inc. (“Franklin”)	0.70%*	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio—Class I Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) Subadviser: Franklin	0.63%	17.30%	10.41%	N/A
-17

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Templeton Conservative Model Portfolio—Class I Adviser: FTFA Subadviser: Franklin	0.60%	9.39%	2.92%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio—Class I Adviser: FTFA Subadviser: Franklin	0.57%	13.56%	6.76%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio—Class I Adviser: FTFA Subadviser: Franklin	0.57%	15.29%	8.12%	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio—Class I Adviser: FTFA Subadviser: Franklin	0.57%	11.76%	5.17%	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund—Institutional Class Adviser: Goldman Sachs Asset Management, L.P.	0.81%*	38.48%	11.08%	8.23%
International/Global Equity	Invesco V.I. EQV International Equity Fund—Series I Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	0.90%	16.50%	3.68%	6.22%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund®—Series I Shares Adviser: Invesco	0.84%	8.70%	8.34%	10.59%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio—Institutional Shares Adviser: Janus	0.72%	7.67%	7.62%	12.79%
International/Global Equity	Janus Henderson Global Research Portfolio—Institutional Shares Adviser: Janus	0.82%	20.92%	12.51%	12.93%
-18

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Investment Grade Bond	Lord Abbett Series Fund, Inc.—Short Duration Income Portfolio—Class I Adviser: Lord, Abbett & Co. LLC	0.47%*	N/A	N/A	N/A
Large Cap Equity	LVIP ClearBridge Appreciation Fund—Standard Class (formerly ClearBridge Variable Appreciation Portfolio—Class I) Adviser: Lincoln Financial Investments Corporation (“LFIC”) Subadviser: ClearBridge Investments, LLC	0.70%*	14.50%	12.72%	13.34%
Small/Mid Cap Equity	LVIP SSgA Mid-Cap Index Fund—Standard Class Adviser: LFIC Subadviser: SSgA Funds Management, Inc.	0.35%*	13.55%	9.94%	9.31%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio)—Initial Class Adviser: MFS	0.89%*	33.26%	7.28%	9.95%
Mid Cap Equity	MFS® Mid Cap Value Portfolio—Initial Class Adviser: MFS	0.79%*	5.98%	10.18%	9.95%
Small/Mid Cap Equity	MFS® New Discovery Series—Initial Class Adviser: MFS	0.87%*	12.96%	(0.28)%	10.74%
Foreign Large Blend	MFS® Research International Portfolio—Initial Class Adviser: MFS	0.90%*	22.05%	5.51%	7.54%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I Adviser: Neuberger Berman Investment Advisers LLC	0.86%*	5.45%	4.47%	10.96%
-19

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global Equity	Nomura VIP Emerging Markets Series (formerly Macquarie VIP Emerging Markets Series)—Standard Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	1.16%*	81.26%	8.81%	12.17%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series)—Standard Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	0.74%	8.16%	9.26%	9.15%
Investment Grade Bond	PIMCO VIT Income Portfolio—Institutional Class Adviser: PIMCO	0.77%	10.36%	3.57%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class Adviser: PIMCO	0.94%	4.10%	1.18%	3.04%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio—Institutional Class Adviser: PIMCO	0.51%	5.68%	1.72%	1.94%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio—Institutional Class Adviser: PIMCO	0.50%	4.83%	3.40%	2.91%
Investment Grade Bond	PIMCO VIT Total Return Portfolio—Institutional Class Adviser: PIMCO	0.58%	9.05%	0.16%	2.51%
Sector	Principal VC Real Estate Securities Account—Class 1 Adviser: Principal Global Investors, LLC Subadviser: Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
-20

Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global Equity	Putnam VT International Value Fund—Class IA Adviser: Putnam Investment Management, LLC Subadvisers: Franklin, Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	0.81%	35.07%	12.77%	9.13%
Large Cap Equity	Voya Growth and Income Portfolio—Class I Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC (“Voya”)	0.67%*	18.21%	15.46%	14.62%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class I Adviser: Voya	0.55%*	7.71%	0.15%	2.66%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio—Class I** Adviser: FTFA Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; and Western Asset Management Company Pte. Ltd.	0.54%*	7.75%	(1.44)%	2.11%
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2027 and may be terminated at any time at the option of the Fund. Annual expenses for the Eligible Portfolios for the year ended December 31, 2025, reflect temporary fee reductions under such an arrangement.
**
Premiums or transfers will only be accepted into this fund from policyowners already invested in this fund. Policyowners who remove all Cash Value allocations from this fund will not be permitted to reinvest in this fund.
Eligible Portfolios Available Under the Life Extension Benefit Rider (Series 2 only):
If the policy is in effect and the Life Extension Benefit Rider (Series 2 only) becomes effective when the insured reaches age 100, then all of the Cash Value in the Separate Account must be in the cash management (money market) Investment Division. Thereafter, transfers can only be made between this Investment Division and the Fixed Account.
-21

This Updating Summary Prospectus incorporates by reference the Policy full (statutory) prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The full prospectus and SAI for the Policy may be obtained, free of charge, in any manner shown on the front page of this Updating Summary Prospectus.
The SEC EDGAR Contract Identifier for the NYLIAC VUL 2000 policy is C000025667.